SIGNIFICANT ACCOUNTING POLICIES - DEPRECIATION RATES (Details)	12 Months Ended
Dec. 31, 2019
Bottom of range | Industrial buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life depreciation rates (percent)	3.00%
Bottom of range | Plant, machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life depreciation rates (percent)	5.00%
Bottom of range | Other assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life depreciation rates (percent)	12.00%
Bottom of range | Capitalized development costs
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years
Bottom of range | Patents, concessions and licenses
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Bottom of range | Other intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Top of range | Industrial buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life depreciation rates (percent)	20.00%
Top of range | Plant, machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life depreciation rates (percent)	22.00%
Top of range | Other assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life depreciation rates (percent)	25.00%
Top of range | Capitalized development costs
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years
Top of range | Patents, concessions and licenses
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Top of range | Other intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years